RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Summary of Restricted Cash
The company’s restricted cash is as follows:

(MILLIONS)	June 30, 2021	December 31, 2020
Operations	$149	$123
Credit obligations	76	72
Development projects	63	34
Total	288	229
Less: non-current	(87)	(75)
Current	$201	$154